As filed with the Securities and Exchange Commission on July 17, 2014
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 379 ☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 381 ☒
(Check appropriate box or boxes) __________________
BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Funds 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 25, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 379 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 381 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 25, 2014, the effectiveness of the registration statement for BlackRock Multi-Manager Alternative Strategies Fund (formerly BlackRock Multi-Manager Alternatives Fund) (the “Fund”), filed in Post-Effective Amendment No. 362 on April 2, 2014, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 379 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 362 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 379 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 17th day of July, 2014.

BLACKROCK FUNDSSM, on behalf of its series,
BlackRock Multi-Manager Alternative Strategies Fund (formerly BlackRock Multi-Manager Alternatives Fund)

By: /s/ John M. Perlowski

John M. Perlowski

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 379 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	July 17, 2014
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	July 17, 2014
Neal J. Andrews

Paul L. Audet*	Trustee
Paul L. Audet

Henry Gabbay*	Trustee
Henry Gabbay

David O. Beim*	Trustee
David O. Beim

Frank J. Fabozzi*	Trustee
Frank J. Fabozzi

Ronald W. Forbes*	Trustee
Ronald W. Forbes

Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Herbert I. London*	Trustee
Herbert I. London

	Ian A. MacKinnon*	Trustee
Ian A. MacKinnon

	Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

	Joseph P. Platt*	Trustee
Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee
Toby Rosenblatt

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Frederick W. Winter*	Trustee
Frederick W. Winter

*By:	/s/ Benjamin Archibald		July 17, 2014
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. has duly caused this Registration Statement of BlackRock FundsSM, on behalf of BlackRock Multi-Manager Alternative Strategies Fund (formerly BlackRock Multi-Manager Alternatives Fund), with respect only to information that specifically relates to BlackRock Cayman Multi-Manager Alternatives Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on July 17, 2014.

BLACKROCK CAYMAN MULTI-MANAGER ALTERNATIVES FUND, LTD.

By:	/s/ Paul L. Audet
(Paul L. Audet, Director)

This Registration Statement of BlackRock FundsSM, on behalf of BlackRock Multi-Manager Alternative Strategies Fund (formerly BlackRock Multi-Manager Alternatives Fund), with respect only to information that specifically relates to BlackRock Cayman Multi-Manager Alternatives Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ Paul L. Audet (Paul L. Audet)	Director, BlackRock Cayman Multi-Manager Alternatives Fund, Ltd.	July 17, 2014

/s/ Henry Gabbay (Henry Gabbay)	Director, BlackRock Cayman Multi-Manager Alternatives Fund, Ltd.	July 17, 2014

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